Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 28, 2013
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER SENIOR FLOATING RATE PLUS FUND
Central Index Key	dei_EntityCentralIndexKey	0001577111
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2013
Prospectus Date	rr_ProspectusDate	Aug 28, 2013

(Oppenheimer Senior Floating Rate Plus Fund)
Investment Objective. The Fund seeks income.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Senior Floating Rate Plus Fund)	Class A	Class C	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Senior Floating Rate Plus Fund)		Class A	Class C	Class Y	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Total Other Expenses	[1]	0.62%	0.62%	0.62%	0.43%
Interest and Fees from Borrowings		0.25%	0.25%	0.25%	0.25%
Other Expenses		0.37%	0.37%	0.37%	0.18%
Total Annual Fund Operating Expenses		1.67%	2.42%	1.42%	1.23%
Fee Waiver and/or Expense Reimbursement	[2]	(0.12%)	(0.07%)	(0.12%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%	2.35%	1.30%	1.20%
[1]	"Total Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.30% for Class A shares, 2.10% for Class C shares, 1.05% for Class Y shares and 0.95% for Class I shares, as calculated on the daily net assets of the Fund. These expense limitations may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Senior Floating Rate Plus Fund) (USD $)	1 Year	3 Years
Class A	503	851
Class C	341	757
Class Y	133	441
Class I	123	390

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Senior Floating Rate Plus Fund) (USD $)	1 Year	3 Years
Class A	503	851
Class C	241	757
Class Y	133	441
Class I	123	390

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies. The Fund invests mainly in floating rate loans (sometimes referred to as "adjustable rate loans") that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. These investments are referred to as "Senior Loans." Senior Loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Senior Loans. The Fund may invest in Senior Loans directly as an original lender, or by assignment from a lender, or it may invest indirectly through loan participation agreements. While most of these Senior Loans will be collateralized, the Fund can invest without limit in uncollateralized Senior Loans. The Fund can invest up to 20% of its total assets in cash or other loans, securities and other investments, including but not limited to: secured or unsecured fixed-rate loans, fixed or floating rate notes or bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment-grade short-term debt obligations, common stock and other equity securities, and derivatives. The Fund also may invest in Senior Loans made in connection with highly leveraged transactions, including but not limited to, operating loans, leveraged buyout loans, and leveraged capitalization loans. The Fund can invest 25% or more of its total assets in securities of the group of industries in the financial services sector.

The Fund can invest in investment-grade or below-investment grade debt instruments (sometimes referred to as "high yield" or "junk" securities). The Fund can invest up to 100% of its asets in debt instruments rated below investment-grade, and will normally invest a substantial portion of its assets in those securities. "Investment grade" debt instruments are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated instruments, in which case the Fund's sub-adviser, OppenheimerFunds, Inc. ("Sub-Adviser"), may internally assign ratings to certain of those instruments, after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may invest in securities of U.S. and foreign issuers. The Fund can invest up to 20% of its total assets in Senior Loans or other securities issued by foreign entities. The Fund's foreign Senior Loans must be dollar-denominated, and interest and principal payments must be payable in U.S. dollars, which may reduce the risks of currency fluctuations.

The Fund has no requirements as to the range of maturities of the debt instruments it can buy or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to manage its cash flow, to redeem shares, or to purchase assets, a technique referred to as "leverage." The Fund may also use certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including, but not limited to, options, futures contracts, swaps, and "structured" notes.

The Fund intends to invest up to 20% of its total assets in high yield, below-investment grade bonds and actively employ leverage to seek to enhance returns.

In selecting investments for the Fund, the portfolio managers evaluate overall investment opportunities and risks among the types of investments the Fund can hold. They analyze the credit standing and risks of borrowers whose loans or debt securities they are considering for the Fund's portfolio. They evaluate information about borrowers from their own research or research supplied by rating organizations, agent banks or other sources and select only those loans that they believe are likely to pay the interest and repay the principal when it becomes due. The portfolio managers consider many factors, including, among others, the borrower's past and expected future financial performance the experience and depth of the borrower's management

  the status of the borrower's industry and its position in that industry the collateral for the loan or other debt security

  the borrower's assets and cash flows

  the credit quality of the debt obligations of the bank servicing the loan and other intermediaries imposed between the borrower and the Fund.

There can be no assurance that the Fund's analysis will identify all of the factors that may impair the value of a Senior Loan or other investment.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities.

When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Certain Senior Loans have a feature that prevents their interest rates from adjusting below a specified minimum level. When short term interest rates are low, this feature could result in the interest rates of these Senior Loans becoming fixed at the applicable minimum level until short term interest rates rise above that level. Although this feature is intended to result in these Senior Loans yielding more than they otherwise would when short term interest rates are low, the feature might also result in the prices of these Senior Loans becoming more sensitive to changes in interest rates should short term interest rates rise but remain below the applicable minimum level.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

Because the Fund can invest without limit in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Special Risks of Senior Loans . In addition to the risks typically associated with debt securities, such as credit and interest rate risk discussed above, Senior Loans are also subject to the risk that a court could subordinate a Senior Loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a Senior Loan, the fund will have to reinvest the proceeds in other Senior Loans or securities that may pay lower interest rates.

Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, any collateral may be found invalid or may be used to pay other outstanding obligations of the borrower. The Fund's access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the fund has purchased. As a result, a collateralized Senior Loan may not be fully collateralized and can decline significantly in value.

Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly-available information, some Senior Loans are not as easily purchased or sold as publicly-traded securities. Some Senior Loans and other Fund investments are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Direct investments in Senior Loans and, to a lesser degree, investments in participation interests in or assignments of Senior Loans may be limited. There is a risk that the Fund may not be able to invest a sufficient amount in Senior Loans at all times to meet its 80% asset investment requirement. Investments in Senior Loans are expected to be less affected by changes in interest rates than fixed-rate securities.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing Senior Loans or other securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the investments purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. The Fund currently participates in a line of credit with certain banks as lenders.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

The Fund can invest up to 20% of its total assets in Senior Loans that are made to foreign borrowers, or in other securities issued by foreign entities. The Fund's foreign Senior Loans must be dollar-denominated, and interest and principal payments must be payable in U.S. dollars, which may reduce risks of currency fluctuations on the values of those Senior Loans.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

Main Risks of Concentration in Financial Services. The Fund cannot invest 25% or more of its total assets in an industry, except that it may invest 25% or more of its total assets in securities of the group of industries in the financial services sector. Financial services industries may be more susceptible to particular economic and regulatory events such as volatility in the financial markets and interest rates, changes in domestic and foreign monetary policy, and changes in industry regulations.

Who is the Fund Designed For? The Fund is designed for investors seeking to participate in the market for Senior Loans, which may have higher risks than conventional debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations, the special credit risks that are typical for a fund that invests mainly in lower grade fixed income securities, and the risks associated with a fund that actively employs leverage to seek to enhance returns. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Because the Fund had not commenced operations prior to the date of the prospectus, it has no prior performance information. After the Fund begins investment operations, performance information showing the variability of the Fund's returns will be available by calling the toll-free number on the back of the prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/SeniorFloatingRatePlusFund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective. The Fund seeks income.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in floating rate loans (sometimes referred to as "adjustable rate loans") that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. These investments are referred to as "Senior Loans." Senior Loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Senior Loans. The Fund may invest in Senior Loans directly as an original lender, or by assignment from a lender, or it may invest indirectly through loan participation agreements. While most of these Senior Loans will be collateralized, the Fund can invest without limit in uncollateralized Senior Loans. The Fund can invest up to 20% of its total assets in cash or other loans, securities and other investments, including but not limited to: secured or unsecured fixed-rate loans, fixed or floating rate notes or bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment-grade short-term debt obligations, common stock and other equity securities, and derivatives. The Fund also may invest in Senior Loans made in connection with highly leveraged transactions, including but not limited to, operating loans, leveraged buyout loans, and leveraged capitalization loans. The Fund can invest 25% or more of its total assets in securities of the group of industries in the financial services sector.

The Fund can invest in investment-grade or below-investment grade debt instruments (sometimes referred to as "high yield" or "junk" securities). The Fund can invest up to 100% of its asets in debt instruments rated below investment-grade, and will normally invest a substantial portion of its assets in those securities. "Investment grade" debt instruments are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated instruments, in which case the Fund's sub-adviser, OppenheimerFunds, Inc. ("Sub-Adviser"), may internally assign ratings to certain of those instruments, after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may invest in securities of U.S. and foreign issuers. The Fund can invest up to 20% of its total assets in Senior Loans or other securities issued by foreign entities. The Fund's foreign Senior Loans must be dollar-denominated, and interest and principal payments must be payable in U.S. dollars, which may reduce the risks of currency fluctuations.

The Fund has no requirements as to the range of maturities of the debt instruments it can buy or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to manage its cash flow, to redeem shares, or to purchase assets, a technique referred to as "leverage." The Fund may also use certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including, but not limited to, options, futures contracts, swaps, and "structured" notes.

The Fund intends to invest up to 20% of its total assets in high yield, below-investment grade bonds and actively employ leverage to seek to enhance returns.

In selecting investments for the Fund, the portfolio managers evaluate overall investment opportunities and risks among the types of investments the Fund can hold. They analyze the credit standing and risks of borrowers whose loans or debt securities they are considering for the Fund's portfolio. They evaluate information about borrowers from their own research or research supplied by rating organizations, agent banks or other sources and select only those loans that they believe are likely to pay the interest and repay the principal when it becomes due. The portfolio managers consider many factors, including, among others, the borrower's past and expected future financial performance the experience and depth of the borrower's management

  the status of the borrower's industry and its position in that industry the collateral for the loan or other debt security

  the borrower's assets and cash flows

  the credit quality of the debt obligations of the bank servicing the loan and other intermediaries imposed between the borrower and the Fund.

There can be no assurance that the Fund's analysis will identify all of the factors that may impair the value of a Senior Loan or other investment.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities.

When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Certain Senior Loans have a feature that prevents their interest rates from adjusting below a specified minimum level. When short term interest rates are low, this feature could result in the interest rates of these Senior Loans becoming fixed at the applicable minimum level until short term interest rates rise above that level. Although this feature is intended to result in these Senior Loans yielding more than they otherwise would when short term interest rates are low, the feature might also result in the prices of these Senior Loans becoming more sensitive to changes in interest rates should short term interest rates rise but remain below the applicable minimum level.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

Because the Fund can invest without limit in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Special Risks of Senior Loans . In addition to the risks typically associated with debt securities, such as credit and interest rate risk discussed above, Senior Loans are also subject to the risk that a court could subordinate a Senior Loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a Senior Loan, the fund will have to reinvest the proceeds in other Senior Loans or securities that may pay lower interest rates.

Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, any collateral may be found invalid or may be used to pay other outstanding obligations of the borrower. The Fund's access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the fund has purchased. As a result, a collateralized Senior Loan may not be fully collateralized and can decline significantly in value.

Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly-available information, some Senior Loans are not as easily purchased or sold as publicly-traded securities. Some Senior Loans and other Fund investments are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Direct investments in Senior Loans and, to a lesser degree, investments in participation interests in or assignments of Senior Loans may be limited. There is a risk that the Fund may not be able to invest a sufficient amount in Senior Loans at all times to meet its 80% asset investment requirement. Investments in Senior Loans are expected to be less affected by changes in interest rates than fixed-rate securities.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing Senior Loans or other securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the investments purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. The Fund currently participates in a line of credit with certain banks as lenders.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

The Fund can invest up to 20% of its total assets in Senior Loans that are made to foreign borrowers, or in other securities issued by foreign entities. The Fund's foreign Senior Loans must be dollar-denominated, and interest and principal payments must be payable in U.S. dollars, which may reduce risks of currency fluctuations on the values of those Senior Loans.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

Main Risks of Concentration in Financial Services. The Fund cannot invest 25% or more of its total assets in an industry, except that it may invest 25% or more of its total assets in securities of the group of industries in the financial services sector. Financial services industries may be more susceptible to particular economic and regulatory events such as volatility in the financial markets and interest rates, changes in domestic and foreign monetary policy, and changes in industry regulations.

Who is the Fund Designed For? The Fund is designed for investors seeking to participate in the market for Senior Loans, which may have higher risks than conventional debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations, the special credit risks that are typical for a fund that invests mainly in lower grade fixed income securities, and the risks associated with a fund that actively employs leverage to seek to enhance returns. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. Because the Fund had not commenced operations prior to the date of the prospectus, it has no prior performance information. After the Fund begins investment operations, performance information showing the variability of the Fund's returns will be available by calling the toll-free number on the back of the prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/SeniorFloatingRatePlusFund

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/SeniorFloatingRatePlusFund
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	503
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	390
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 441

[1]	"Total Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.30% for Class A shares, 2.10% for Class C shares, 1.05% for Class Y shares and 0.95% for Class I shares, as calculated on the daily net assets of the Fund. These expense limitations may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.